Loan note instruments	6 Months Ended
Jun. 30, 2026
Loan note instruments.
Loan note instruments

22Loan note instruments

Loan note instruments - finance costs		June 30, 2026	June 30, 2025
Solar loan notes	22.1	571	570
		571	570

Loan note instruments - financial liabilities		June 30, 2026	December 31, 2025
Solar loan notes	22.1	11,706	11,741
		11,706	11,741

Current		1,973	7,760
Non-current		9,733	3,981
		11,706	11,741

22.1Solar loan notes

Following the commissioning of Caledonia’s wholly owned solar plant on February 2, 2023, the decision was taken to optimise the capital structure of the Group and provide additional debt instruments to the Zimbabwean financial market by way of issuing loan notes pursuant to a loan note instrument (“bonds”). The bonds were issued by the Zimbabwean registered entity owning the solar plant, Caledonia Mining Services (Private) Limited. The bonds carry an interest rate of 9.5% or 11.5% payable bi-annually and have a tenure of 3 years from the date of issue. The bond repayments are guaranteed by the Company. $11.5 million of bonds were in issue at June 30, 2026 (December 31, 2025: $11.5 million). All bonds were issued to Zimbabwean registered commercial entities. The bonds were transferred to Caledonia Holdings Zimbabwe (Private) Limited (“CHZ”) a subsidiary of the Company, except for the bonds issued from April 2024 onwards which were directly issued by CHZ.

A summary of the bonds is as follows:

	June 30, 2026	December 31, 2025
Balance January 1	11,741	9,168
Amounts received	7,000	2,500
Transaction costs	(61)	(113)
Finance cost accrued	571	1,160
Repayment - finance cost	(545)	(974)
Repayment - capital	(7,000)	—
Balance	11,706	11,741

Current	1,973	7,760
Non-current	9,733	3,981
	11,706	11,741